SHARE CAPITAL - Narrative (Details) - shares	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Share Capital, Reserves and Other Equity Interest [Abstract]
Number of shares issued (in shares)	273,385,554	272,993,974	272,803,985	272,598,588	273,464,780	273,760,820	273,653,385	273,584,673
Shares outstanding (in shares)	272,637,823				272,840,692				272,176,046
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)	747,731				624,088